- Disclosure of additions to and the net carrying amount of assets under finance leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	$ 336	$ 447
NET CARRYING AMOUNT	$ 1,902	2,086
BUILDINGS
Disclosure of quantitative information about right-of-use assets [line items]
Finance lease term of contract	22 years
SATELLITE
Disclosure of quantitative information about right-of-use assets [line items]
Finance lease term of contract	15 years
NETWORK INFRASTRUCTURE AND EQUIPMENT
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	$ 334	375
NET CARRYING AMOUNT	1,435	1,580
LAND AND BUILDINGS
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	2	72
NET CARRYING AMOUNT	$ 467	$ 506